Note 11. Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31	(in $000's)
2014	$671
2015	$651
2016	$223
2017	$4
$1,549